Share based payments (Details) - Schedule of options were granted - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share based payments (Details) - Schedule of options were granted [Line Items]
Number Unapproved	6,799,185	9,182,000
Unapproved [Member]
Share based payments (Details) - Schedule of options were granted [Line Items]
Number Unapproved	1,566,584
Grant date Unapproved	01/01/2020
Expiry date Unapproved	01/01/2030
Unapproved One [Member]
Share based payments (Details) - Schedule of options were granted [Line Items]
Number Unapproved	1,422,500
Grant date Unapproved	01/04/2020
Expiry date Unapproved	01/04/2030
Unapproved Two [Member]
Share based payments (Details) - Schedule of options were granted [Line Items]
Number Unapproved	2,215,381
Grant date Unapproved	01/07/2020
Expiry date Unapproved	01/07/2030
Unapproved Three [Member]
Share based payments (Details) - Schedule of options were granted [Line Items]
Number Unapproved	1,594,720
Grant date Unapproved	01/10/2020
Expiry date Unapproved	01/10/2030
Unapproved Four [Member]
Share based payments (Details) - Schedule of options were granted [Line Items]
Number Unapproved		2,079,500
Grant date Unapproved		01/06/2019
Expiry date Unapproved		31/05/2029
EMI [Member]
Share based payments (Details) - Schedule of options were granted [Line Items]
Number Unapproved		7,102,500
Grant date Unapproved		01/10/2019
Expiry date Unapproved		30/09/2029